Loans and advances to clients (Details 11) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Gross Investment In Lease Transactions [Abstract]
Overdue	R$ 11,412	R$ 16,051	R$ 21,127
Due to:
Up to 1 year	1,057,023	1,207,473	1,241,798
From 1 to 5 years	1,101,104	1,190,844	1,184,418
Over 5 years	2,177	4,079	6,078
Total	R$ 2,171,716	R$ 2,418,447	R$ 2,453,421